PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 95.0%
Australia 5.1%
ANZ Group Holdings Ltd.	23,532	$418,785
Aristocrat Leisure Ltd.	31,410	758,340
BHP Group Ltd.	61,308	2,147,138
BlueScope Steel Ltd.	17,635	240,480
Commonwealth Bank of Australia	4,100	320,055
Fortescue Metals Group Ltd.	50,148	792,116
Glencore PLC	86,620	580,084
Goodman Group, REIT	81,185	1,157,989
Helia Group Ltd.	486,518	964,568
Iluka Resources Ltd.	14,500	111,573
JB Hi-Fi Ltd.	15,765	542,041
Macquarie Group Ltd.	4,335	578,328
Pilbara Minerals Ltd.*	26,080	88,722
Rio Tinto Ltd.	3,134	281,237
Sonic Healthcare Ltd.	24,446	547,531
West African Resources Ltd.*	297,147	235,470
Whitehaven Coal Ltd.	30,625	182,101
WiseTech Global Ltd.	4,005	173,655
Woolworths Group Ltd.	4,704	120,222
		10,240,435
Belgium 0.2%
Solvay SA	1,715	199,852
Tessenderlo Group SA*	3,385	119,706
		319,558
Brazil 2.2%
Banco do Brasil SA	156,200	1,256,357
BB Seguridade Participacoes SA	75,000	559,512
Centrais Eletricas Brasileiras SA	8,800	70,486
Cia de Saneamento do Parana, UTS	54,900	186,991
CPFL Energia SA	42,000	275,350
Marfrig Global Foods SA	53,100	80,859
Petroleo Brasileiro SA	33,100	192,290
Suzano SA	49,400	452,028
Vale SA	23,200	433,626
WEG SA	26,000	196,320
Yara International ASA	15,792	701,659
		4,405,478

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada 6.1%
Alimentation Couche-Tard, Inc.	12,700	$579,950
ARC Resources Ltd.	5,800	67,392
Aritzia, Inc.*	29,200	1,053,180
Artis Real Estate Investment Trust, REIT	69,200	494,081
Brookfield Asset Management Ltd. (Class A Stock)*	4,050	132,225
Canadian Natural Resources Ltd.	9,600	589,254
Canfor Corp.*	11,900	225,470
CGI, Inc.*	13,500	1,157,070
CI Financial Corp.	17,100	203,959
Dollarama, Inc.	6,200	370,774
ECN Capital Corp.	134,000	294,074
Element Fleet Management Corp.	69,500	982,000
Fairfax Financial Holdings Ltd.	1,500	993,052
George Weston Ltd.	6,500	836,199
Imperial Oil Ltd.	9,600	524,679
Loblaw Cos. Ltd.	12,900	1,155,672
Nutrien Ltd.	1,500	124,167
Royal Bank of Canada	1,500	153,500
Russel Metals, Inc.	6,100	148,586
Suncor Energy, Inc.	43,000	1,492,420
TMX Group Ltd.	800	78,849
Toronto-Dominion Bank (The)	10,500	726,489
		12,383,042
Chile 0.0%
Cencosud SA	53,740	96,559
China 8.2%
Alibaba Group Holding Ltd.*	38,800	533,448
Bank of Communications Co. Ltd. (Class H Stock)	224,000	138,454
Bank of Jiangsu Co. Ltd. (Class A Stock)	265,700	292,635
Bank of Nanjing Co. Ltd. (Class A Stock)	184,000	283,294
Bank of Shanghai Co. Ltd. (Class A Stock)	315,700	280,338
Beijing Enterprises Holdings Ltd.	30,000	101,874
BYD Co. Ltd. (Class H Stock)	44,000	1,393,372
China BlueChemical Ltd. (Class H Stock)	1,792,000	492,625
China CITIC Bank Corp. Ltd. (Class H Stock)	402,000	193,945
China Construction Bank Corp. (Class H Stock)	787,000	509,418
China Medical System Holdings Ltd.	386,000	666,320
China Merchants Bank Co. Ltd. (Class H Stock)	17,500	113,507
China Shenhua Energy Co. Ltd. (Class H Stock)	272,000	846,633
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	260,874
Chlitina Holding Ltd.	105,000	782,623

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	$191,599
CITIC Ltd.	926,000	1,083,580
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	152,300	157,978
CSPC Pharmaceutical Group Ltd.	84,000	95,777
Greentown Management Holdings Co. Ltd., 144A	340,000	280,873
Hello Group, Inc., ADR	26,600	272,650
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	29,400	76,703
Industrial Bank Co. Ltd. (Class A Stock)	119,500	312,822
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	52,000	78,154
KE Holdings, Inc., ADR*	35,400	649,236
Meituan (Class B Stock), 144A*	1,990	44,488
NetEase, Inc.	17,400	308,713
PICC Property & Casualty Co. Ltd. (Class H Stock)	248,000	233,158
Pinduoduo, Inc., ADR*	18,200	1,783,236
Ping An Bank Co. Ltd. (Class A Stock)	149,000	332,211
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	95,300	276,439
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	278,723	304,640
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	180,900	158,520
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	33,600	98,757
SITC International Holdings Co. Ltd.	26,000	56,800
TBEA Co. Ltd. (Class A Stock)	51,800	163,947
Tencent Holdings Ltd.	21,300	1,037,926
Tencent Music Entertainment Group, ADR*	29,600	248,344
Vipshop Holdings Ltd., ADR*	7,200	111,384
Wilmar International Ltd.	385,200	1,197,596
Xiamen C & D, Inc. (Class A Stock)	101,400	199,708
Yankuang Energy Group Co. Ltd. (Class H Stock)	16,000	51,457
		16,696,056
Denmark 1.6%
AP Moller - Maersk A/S (Class B Stock)	546	1,187,710
D/S Norden A/S	3,799	204,787
Novo Nordisk A/S (Class B Stock)	9,442	1,306,677
Scandinavian Tobacco Group A/S, 144A	25,822	448,792
		3,147,966
Finland 1.2%
Kesko OYJ (Class B Stock)	3,540	82,459
Nordea Bank Abp	88,963	1,040,012
Sampo OYJ (Class A Stock)	24,996	1,312,277
		2,434,748

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 6.7%
AXA SA	22,164	$691,495
Capgemini SE	5,874	1,114,800
Coface SA	34,576	483,472
Dassault Systemes SE	22,889	851,262
Edenred	3,223	175,555
Engie SA	99,678	1,415,415
Hermes International	905	1,693,715
Ipsen SA	7,043	739,762
IPSOS	2,168	140,503
Klepierre SA, REIT*	7,540	191,368
L’Oreal SA	533	220,082
LVMH Moet Hennessy Louis Vuitton SE	2,236	1,951,973
Publicis Groupe SA	19,555	1,379,403
Sanofi	21,641	2,119,184
Vinci SA	4,266	482,014
		13,650,003
Georgia 0.1%
Bank of Georgia Group PLC	5,808	191,582
Germany 4.2%
AURELIUS Equity Opportunities SE & Co. KGaA	4,239	72,624
Bayer AG	14,740	917,490
Daimler Truck Holding AG*	32,609	1,095,781
Deutsche Bank AG	103,160	1,376,745
Deutsche Telekom AG	42,629	949,723
E.ON SE	126,081	1,374,649
Infineon Technologies AG	38,160	1,374,159
Merck KGaA	6,537	1,364,457
		8,525,628
Greece 0.1%
Eurobank Ergasias Services and Holdings SA*	78,880	107,030
Hong Kong 1.1%
HKT Trust & HKT Ltd.	56,000	73,370
Jardine Matheson Holdings Ltd.	21,500	1,142,845
Orient Overseas International Ltd.	14,500	241,031
WH Group Ltd., 144A	1,223,000	753,203
		2,210,449

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India 4.1%
Bharat Electronics Ltd.	63,780	$74,211
Cipla Ltd.	4,640	57,841
Coal India Ltd.	109,010	300,904
GAIL India Ltd.	622,608	726,184
HCL Technologies Ltd.	81,839	1,128,528
Hindalco Industries Ltd.	30,775	177,640
Infosys Ltd.	52,710	992,809
ITC Ltd.	76,264	329,126
Mahindra & Mahindra Ltd.	34,312	579,995
National Aluminium Co. Ltd.	97,975	100,542
NTPC Ltd.	389,699	816,213
Page Industries Ltd.	313	153,406
Power Grid Corp. of India Ltd.	420,298	1,115,364
Sun Pharmaceutical Industries Ltd.	41,444	524,740
Tata Consultancy Services Ltd.	2,444	100,873
Tata Steel Ltd.	766,151	1,128,342
Vedanta Ltd.	20,539	83,921
		8,390,639
Indonesia 0.5%
Adaro Energy Indonesia Tbk PT	260,000	51,518
Astra International Tbk PT	984,100	395,364
Bank Mandiri Persero Tbk PT	132,000	87,956
First Pacific Co. Ltd.	902,000	314,558
Indo Tambangraya Megah Tbk PT	30,000	72,573
		921,969
Israel 1.1%
Bank Leumi Le-Israel BM	128,108	1,132,139
Bezeq The Israeli Telecommunication Corp. Ltd.	504,028	835,282
Check Point Software Technologies Ltd.*	1,500	190,800
		2,158,221
Italy 1.0%
Eni SpA	96,357	1,482,764
Ferrari NV	1,120	279,870
Poste Italiane SpA, 144A	25,720	274,794
		2,037,428
Japan 11.5%
Adventure, Inc.	1,100	88,248

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Astellas Pharma, Inc.	20,000	$294,403
BML, Inc.	7,000	174,064
Chugai Pharmaceutical Co. Ltd.	43,300	1,122,556
Citizen Watch Co. Ltd.	21,600	102,764
Cosmo Energy Holdings Co. Ltd.	3,100	86,936
Dentsu Group, Inc.	2,100	67,639
DMG Mori Co. Ltd.	41,400	632,353
Fast Retailing Co. Ltd.	800	485,888
Financial Partners Group Co. Ltd.	12,400	101,509
Fujikura Ltd.	60,600	460,642
Fuyo General Lease Co. Ltd.	1,500	103,091
GungHo Online Entertainment, Inc.	29,400	489,964
H.U. Group Holdings, Inc.	3,600	76,410
Hitachi Construction Machinery Co. Ltd.	8,700	205,175
Hitachi Ltd.	7,400	388,074
Honda Motor Co. Ltd.	30,800	761,885
Information Services International-Dentsu Ltd.	5,400	178,893
Invincible Investment Corp., REIT	252	107,471
IR Japan Holdings Ltd.	7,200	101,497
ITOCHU Corp.	9,300	300,593
J Trust Co. Ltd.	26,000	114,196
Japan Post Holdings Co. Ltd.	11,600	101,842
Japan Steel Works Ltd. (The)	4,100	87,346
Japan Tobacco, Inc.	57,800	1,178,653
Kobe Steel Ltd.	19,600	105,596
Komatsu Ltd.	46,400	1,140,255
Koshidaka Holdings Co. Ltd.	31,200	225,913
Macnica Holdings, Inc.	3,400	90,361
Makino Milling Machine Co. Ltd.	2,800	100,514
Marubeni Corp.	114,700	1,407,207
Mitsubishi Corp.	36,700	1,228,935
Mitsubishi Motors Corp.*	61,200	235,798
MIXI, Inc.	15,000	287,787
Mizuno Corp.	3,600	81,682
Nintendo Co. Ltd.	1,600	69,373
Nippon Steel Corp.	61,400	1,278,025
NTT Data Corp.	70,200	1,088,899
OKUMA Corp.	2,700	109,439
Ono Pharmaceutical Co. Ltd.	3,000	65,096
Oriental Land Co. Ltd.	8,300	1,382,946
ORIX Corp.	69,400	1,220,259
Pacific Metals Co. Ltd.	18,200	280,990
Renesas Electronics Corp.*	51,200	526,648
Seiko Epson Corp.	41,000	635,828

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Shin-Etsu Chemical Co. Ltd.	3,100	$457,012
Subaru Corp.	5,000	82,158
SUMCO Corp.	71,800	1,063,844
Sumitomo Corp.	79,500	1,427,019
Suzuki Motor Corp.	10,200	382,420
Takeuchi Manufacturing Co. Ltd.	5,000	110,662
TIS, Inc.	2,600	74,972
Toyota Motor Corp.	13,665	200,680
Transcosmos, Inc.	3,000	78,318
		23,250,728
Kuwait 0.2%
Humansoft Holding Co. KSC	15,331	170,632
Mobile Telecommunications Co. KSCP	84,090	152,965
		323,597
Luxembourg 0.0%
Eurofins Scientific SE	1,051	75,388
Malaysia 0.6%
Petronas Chemicals Group Bhd	503,600	988,285
Telekom Malaysia Bhd	137,300	168,430
		1,156,715
Netherlands 4.4%
ABN AMRO Bank NV, 144A, CVA	6,080	100,913
Arcadis NV	5,125	222,530
ASML Holding NV	1,944	1,286,243
Heineken Holding NV	1,000	82,566
Heineken NV	2,109	210,771
ING Groep NV	56,147	813,023
Koninklijke Ahold Delhaize NV	50,420	1,504,884
NN Group NV	24,552	1,066,737
OCI NV	1,720	58,550
Randstad NV	1,260	80,764
Shell PLC	78,203	2,295,867
Wolters Kluwer NV	10,938	1,192,494
		8,915,342
New Zealand 0.0%
Spark New Zealand Ltd.	27,980	94,341

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Nigeria 0.1%
Airtel Africa PLC, 144A	88,066	$127,138
Norway 1.5%
DNB Bank ASA	59,436	1,111,427
Elkem ASA, 144A*	117,760	417,129
Equinor ASA	38,143	1,162,471
Gjensidige Forsikring ASA	3,580	64,345
Kongsberg Gruppen ASA	2,325	92,562
Mowi ASA	3,240	59,913
Norsk Hydro ASA	11,020	89,349
Orkla ASA	9,360	69,879
		3,067,075
Peru 0.0%
Credicorp Ltd.	500	67,150
Qatar 0.6%
Industries Qatar QSC	228,480	885,223
Ooredoo QPSC	119,034	292,484
		1,177,707
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	19
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC*^	366,709	1
		20
Saudi Arabia 0.7%
SABIC Agri-Nutrients Co.	26,782	981,966
Saudi Telecom Co.	44,748	441,627
		1,423,593
Singapore 2.1%
DBS Group Holdings Ltd.	64,300	1,760,294
Oversea-Chinese Banking Corp. Ltd.	128,800	1,272,590
STMicroelectronics NV	25,806	1,215,162
		4,248,046

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Africa 0.2%
African Rainbow Minerals Ltd.	5,680	$93,144
Anglo American Platinum Ltd.	2,280	169,566
Sasol Ltd.	7,752	140,829
Sibanye Stillwater Ltd.	34,200	90,399
		493,938
South Korea 4.9%
BH Co. Ltd.	3,900	65,513
BNK Financial Group, Inc.	23,523	135,702
Cheil Worldwide, Inc.	18,513	330,841
DB Insurance Co. Ltd.	12,339	657,562
Doosan Bobcat, Inc.	3,040	86,270
GOLFZON Co. Ltd.*	962	110,751
GS Holdings Corp.	4,817	173,088
Hana Financial Group, Inc.	36,077	1,433,239
Hyundai Mobis Co. Ltd.	5,352	894,893
Kia Corp.	21,889	1,192,556
LG Energy Solution Ltd.*	240	102,084
LG Innotek Co. Ltd.	4,128	919,673
MegaStudyEdu Co. Ltd.	5,911	358,641
POSCO Holdings, Inc.	5,676	1,394,746
Samsung C&T Corp.	780	75,334
Samsung Electronics Co. Ltd.	17,996	896,385
Samsung Fire & Marine Insurance Co. Ltd.	868	143,122
SD Biosensor, Inc.	6,750	157,629
Shinhan Financial Group Co. Ltd.	16,000	541,030
Woori Financial Group, Inc.	17,655	184,156
		9,853,215
Spain 0.7%
Endesa SA	4,105	81,840
Industria de Diseno Textil SA	45,381	1,416,832
		1,498,672
Sweden 1.9%
Atlas Copco AB (Class A Stock)	21,655	256,960
Atlas Copco AB (Class B Stock)	14,008	147,751
Epiroc AB (Class A Stock)	4,600	89,501
Evolution AB, 144A	1,408	158,247
Investor AB (Class A Stock)	4,011	80,054
Nibe Industrier AB (Class B Stock)	8,525	92,106
Scandic Hotels Group AB, 144A*	26,675	98,337

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Securitas AB (Class B Stock)	7,680	$70,299
Skandinaviska Enskilda Banken AB (Class A Stock)	43,415	525,574
SSAB AB (Class A Stock)	12,800	91,490
Swedbank AB (Class A Stock)	52,283	1,005,738
Volvo AB (Class B Stock)	62,470	1,239,625
		3,855,682
Switzerland 2.8%
Bucher Industries AG	530	241,503
Cie Financiere Richemont SA (Class A Stock)	11,181	1,723,633
Kuehne + Nagel International AG	3,431	818,145
Novartis AG	18,033	1,630,347
UBS Group AG	27,492	586,828
Zurich Insurance Group AG	1,155	571,181
		5,571,637
Taiwan 4.4%
Compeq Manufacturing Co. Ltd.	494,000	755,944
Delta Electronics, Inc.	46,000	446,083
Evergreen Marine Corp. Taiwan Ltd.	134,000	684,571
Fubon Financial Holding Co. Ltd.	142,000	286,000
Gold Circuit Electronics Ltd.	155,600	456,183
Hon Hai Precision Industry Co. Ltd.	104,000	346,812
Taita Chemical Co. Ltd.	125,130	94,642
Taiwan Semiconductor Manufacturing Co. Ltd.	234,000	4,129,351
Unimicron Technology Corp.	12,000	55,248
United Microelectronics Corp.*	783,000	1,281,337
Yang Ming Marine Transport Corp.	171,000	359,162
		8,895,333
Thailand 0.3%
AP Thailand PCL	432,400	156,316
Bumrungrad Hospital PCL	40,500	266,914
Chularat Hospital PCL	744,400	90,315
		513,545
Turkey 2.0%
Haci Omer Sabanci Holding A/S	540,195	1,123,563
KOC Holding A/S	147,500	601,369
Koza Anadolu Metal Madencilik Isletmeleri A/S*	367,966	1,041,291
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	22,420	138,572

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Turkey (cont’d.)
Turk Hava Yollari AO*	63,755	$467,428
Turkcell Iletisim Hizmetleri A/S	58,080	112,583
Turkiye Is Bankasi A/S (Class C Stock)	1,113,648	645,929
		4,130,735
United Arab Emirates 0.4%
Emaar Properties PJSC	542,284	824,010
United Kingdom 7.9%
3i Group PLC	64,071	1,250,009
Ashtead Group PLC	18,775	1,236,687
AstraZeneca PLC	3,469	454,482
BAE Systems PLC	25,760	272,697
Barclays PLC	665,522	1,529,897
British American Tobacco PLC	43,955	1,684,963
Burberry Group PLC	3,560	108,441
Compass Group PLC	15,334	366,299
Greggs PLC	6,838	228,334
Imperial Brands PLC	56,338	1,413,309
Informa PLC	12,213	101,011
Investec PLC	13,455	86,051
JD Sports Fashion PLC	219,354	442,135
Lloyds Banking Group PLC	2,378,872	1,548,159
NatWest Group PLC	341,198	1,301,691
Reckitt Benckiser Group PLC	5,922	422,007
Safestore Holdings PLC, REIT	23,861	297,110
Smiths Group PLC	8,755	186,893
SSE PLC	12,483	266,446
Unilever PLC	30,921	1,573,852
WPP PLC	105,496	1,232,588
		16,003,061
United States 4.3%
Computershare Ltd.	4,326	72,858
GSK PLC	87,086	1,529,669
Haleon PLC*	67,548	270,691
Inmode Ltd.*	7,000	245,350
JBS SA	195,200	774,447
Nestle SA	13,850	1,689,825

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Roche Holding AG	9,012	$2,813,280
Stellantis NV	88,724	1,394,829
		8,790,949

Total Common Stocks (cost $180,381,509)		192,274,408
Exchange-Traded Fund 1.0%
United States
iShares MSCI EAFE ETF(a) (cost $1,573,224)	27,000	1,931,850
Preferred Stocks 1.5%
Brazil 1.2%
Cia Energetica de Minas Gerais (PRFC)	389,469	883,082
Gerdau SA (PRFC)	58,000	375,903
Petroleo Brasileiro SA (PRFC)	215,200	1,109,851
		2,368,836
Germany 0.1%
Dr. Ing. h.c. F. Porsche AG (PRFC)*	910	108,198
Porsche Automobil Holding SE (PRFC)	3,538	211,561
		319,759
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	7,571	339,742

Total Preferred Stocks (cost $2,508,036)		3,028,337

Total Long-Term Investments (cost $184,462,769)		197,234,595
Short-Term Investments 2.7%
Affiliated Mutual Fund 0.9%
PGIM Institutional Money Market Fund (cost $1,889,725; includes $1,887,600 of cash collateral for securities on loan)(b)(we)	1,890,292	1,889,914

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.4%
U.S. Treasury Bills (cost $795,968)	4.260%	03/16/23	800	$795,734

	Shares
Unaffiliated Fund 1.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,804,651)		2,804,651	2,804,651

Total Short-Term Investments (cost $5,490,344)				5,490,299

TOTAL INVESTMENTS 100.2% (cost $189,953,113)		202,724,894
Liabilities in excess of other assets(z) (0.2)%				(333,466)

Net Assets 100.0%				$202,391,428

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,860,300; cash collateral of $1,887,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
37	Mini MSCI EAFE Index	Mar. 2023	$3,920,150	$258,899
35	Mini MSCI Emerging Markets Index	Mar. 2023	1,828,050	80,977
				$339,876
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).